Reclamation and Closure Cost Provisions - Disclosure of Detailed Information about Reclamation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	$ 99,148	$ 120,791
Assumed in Premier Acquisition		13,481
Disposals	332	(7,895)
Accretion	5,618	6,535
Change in estimates	(7,489)	(16,608)
Reclamation expenditures	(2,251)	(686)
Reclassified to assets held for sale		(11,863)
Foreign exchange loss (gain)	3,481	(4,607)
Foreign currency translation	(123)
Ending balance	98,716	99,148
Current	3,202	3,583
Non-current	95,514	95,565
Total reclamation and closure cost provisions	98,716	99,148
United States
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	28,474	27,111
Assumed in Premier Acquisition		0
Disposals	0	0
Accretion	699	362
Change in estimates	(1,442)	1,001
Reclamation expenditures	0	0
Reclassified to assets held for sale		0
Foreign exchange loss (gain)	0	0
Foreign currency translation	0
Ending balance	27,731	28,474
Total reclamation and closure cost provisions	27,731	28,474
Mexico
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	31,903	49,642
Assumed in Premier Acquisition		11,850
Disposals	332	0
Accretion	2,869	3,715
Change in estimates	(5,200)	(18,943)
Reclamation expenditures	(442)	(277)
Reclassified to assets held for sale		(11,863)
Foreign exchange loss (gain)	1,931	(2,221)
Foreign currency translation	0
Ending balance	31,393	31,903
Total reclamation and closure cost provisions	31,393	31,903
Brazil
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	36,206	44,038
Assumed in Premier Acquisition		0
Disposals	0	(7,895)
Accretion	1,967	2,434
Change in estimates	(4,298)	410
Reclamation expenditures	(1,809)	(409)
Reclassified to assets held for sale		0
Foreign exchange loss (gain)	1,809	(2,372)
Foreign currency translation	0
Ending balance	33,875	36,206
Total reclamation and closure cost provisions	33,875	36,206
Canada
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	2,565	0
Assumed in Premier Acquisition		1,631
Disposals	0	0
Accretion	83	24
Change in estimates	3,451	924
Reclamation expenditures	0	0
Reclassified to assets held for sale		0
Foreign exchange loss (gain)	(259)	(14)
Foreign currency translation	(123)
Ending balance	5,717	2,565
Total reclamation and closure cost provisions	$ 5,717	$ 2,565